SUPPLEMENT DATED OCTOBER 16, 2018

TO THE PACIFIC FUNDS PROSPECTUS

FOR CLASS P SHARES DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Prospectus for Class P Shares dated August 1, 2018 (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to the PF Currency Strategies Fund (the “Fund”).  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Effective as of the date of this supplement, Macro Currency Group is no longer co-sub-adviser to the Fund and UBS Asset Management (Americas) Inc. is the sole sub-adviser to and manages all assets of the Fund.  Accordingly, all references to Macro Currency Group, including its personnel, strategies and policies pertaining to its management of the Fund, are hereby deleted, and all references to UBS Asset Management (Americas) Inc. are revised to reflect that it is the sole sub-adviser of the Fund.  Prior to Macro Currency Group becoming a co-sub-adviser to the Fund on May 1, 2014, UBS Asset Management (Americas) Inc. was the sole sub-adviser to the Fund.

Form No. PFCSSTATSUP1018

SUPPLEMENT DATED OCTOBER 16, 2018

TO THE PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2018, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI.  This supplement applies to the PF Currency Strategies Fund (the “Fund”).  Remember to review the SAI for other important information.  Capitalized terms not defined herein are as defined in the SAI.

Effective as of the date of this supplement, Macro Currency Group is no longer co-sub-adviser to the Fund and UBS Asset Management (Americas) Inc. is the sole sub-adviser to and manages all assets of the Fund.  Accordingly, all references to Macro Currency Group, including its personnel, strategies and policies pertaining to its management of the Fund, are hereby deleted, and all references to UBS Asset Management (Americas) Inc. are revised to reflect that it is the sole sub-adviser of the Fund.  Prior to Macro Currency Group becoming a co-sub-adviser to the Fund on May 1, 2014, UBS Asset Management (Americas) Inc. was the sole sub-adviser to the Fund.

Form No. PFCSSAISUP1018